Investment Strategy - Class IS and R6 Shares [Member] - Federated Hermes Institutional High Yield Bond Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCEWhat are the Fund’s Main Investment Strategies?
Strategy Narrative [Text Block]	The Fund pursues its investment objective by investing primarily in a diversified portfolio of high yield corporate bonds (also known as “junk bonds”), which include debt securities issued by U.S. or foreign businesses (including emerging market debt securities). The Fund’s investment adviser (the “Adviser”) selects securities that it believes have attractive risk-return characteristics. The Adviser’s securities selection process includes an analysis of the issuer’s financial condition, business and product strength, competitive position and management expertise. The Adviser does not limit the Fund’s investments to securities of a particular maturity range. The Fund may invest in derivative contracts (for example, futures contracts, option contracts and swap contracts) to implement its investment strategies as more fully described in the Fund’s Prospectus. There can be no assurance that the Fund’s use of derivative contracts or hybrid instruments will work as intended. Derivative investments made by the Fund are included within the Fund’s 80% policy (as described below) and are calculated at market value. The Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in investments rated below investment grade. The Fund will notify shareholders at least 60 days in advance of any change in this investment policy. For purposes of this limitation, investments rated below investment grade are defined as high yield debt instruments (also known as “junk bonds”).